Segmental Reporting (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Disclosure of segmental revenues and results
	For the six months ended June 30, 2026
	MENA	Europe	USA	Total reportable segments	Others	Total
	USD in thousands
Revenues	141,371	113,320	66,693	321,384	1,093	322,477
Tax benefits	-	-	86,807	86,807	-	86,807
Total revenues and income	141,371	113,320	153,500	408,191	1,093	409,284

Segment adjusted EBITDA	125,478	85,484	138,078	349,040	(1,400)	347,640

Reconciliations of unallocated amounts:
Headquarter costs (*)						(33,398)
Intersegment profit						9
Gains from projects disposals (**)						(28,905)
Depreciation and amortization and share-based compensation						(108,148)
Operating profit						177,198
Finance income						20,260
Finance expenses						(104,554)
Share of the losses of equity accounted investees						(1,421)
Profit before income taxes						91,483

(*)	Including general and administrative and development expenses (excluding depreciation and amortization and share based compensation).

(**)	Reconciliation between EBITDA and operating profit reflecting the realization of revaluation gains from an asset revalued in 2025.

	For the six months ended June 30, 2025
	MENA	Europe	USA	Total reportable segments	Others	Total
	USD in thousands
Revenues	95,637	99,184	30,008	224,829	1,046	225,875
Tax benefits	-	-	38,972	38,972	-	38,972
Total revenues and income	95,637	99,184	68,980	263,801	1,046	264,847

Segment adjusted EBITDA	107,031	82,226	59,913	249,170	1,079	250,249

Reconciliations of unallocated amounts:
Headquarter costs (*)						(22,958)
Intersegment profit						127
Gains from projects disposals						55,336
Depreciation and amortization and share-based compensation						(74,011)
Operating profit						208,743
Finance income						8,166
Finance expenses						(82,286)
Share of the losses of equity accounted investees						(1,645)
Profit before income taxes						132,978

(*)	Including general and administrative and development expenses (excluding depreciation and amortization and share based compensation).

	For the three months ended June 30, 2026
	MENA	Europe	USA	Total reportable segments	Others	Total
	USD in thousands
Revenues	76,869	52,259	36,160	165,288	702	165,990
Tax benefits	-	-	43,701	43,701	-	43,701
Total revenues and income	76,869	52,259	79,861	208,989	702	209,691

Segment adjusted EBITDA	66,703	38,900	72,044	177,647	(946)	176,701

Reconciliations of unallocated amounts:
Headquarter costs (*)						(16,441)
Gains from projects disposals (**)						(17,003)
Depreciation and amortization and share-based compensation						(52,325)
Operating profit						90,932
Finance income						11,264
Finance expenses						(60,371)
Share of the losses of equity accounted investees						(428)
Profit before income taxes						41,397

(*)	Including general and administrative and development expenses (excluding depreciation and amortization and share based compensation).

(**)	Reconciliation between EBITDA and operating profit reflecting the realization of revaluation gains from an asset revalued in 2025.

	For the three months ended June 30, 2025
	MENA	Europe	USA	Total reportable segments	Others	Total
	USD in thousands
Revenues	52,770	47,800	15,330	115,900	217	116,117
Tax benefits	-	-	18,861	18,861	-	18,861
Total revenues and income	52,770	47,800	34,191	134,761	217	134,978

Segment adjusted EBITDA	39,014	37,563	29,364	105,941	998	106,939

Reconciliations of unallocated amounts:
Headquarter costs (*)						(11,257)
Intersegment profit						21
Gains from projects disposals						363
Depreciation and amortization and share-based compensation						(38,512)
Operating profit						57,554
Finance income						1,471
Finance expenses						(52,083)
Share of the losses of equity accounted investees						(418)
Profit before income taxes						6,524

(*)	Including general and administrative and development expenses (excluding depreciation and amortization and share based compensation).